Average Annual Total Returns - PGIM CORPORATE BOND FUND	Sep. 29, 2020
BloombergBarclaysUsCreditBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	13.80%
5 Years	4.39%
10 Years	5.32%
Since Inception
Class Z
Average Annual Return:
1 Year	13.89%
5 Years	4.54%
10 Years	4.71%
Since Inception
Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	12.36%
5 Years	3.21%
10 Years	3.48%
Since Inception
Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.18%
5 Years	2.88%
10 Years	3.14%
Since Inception
Class A
Average Annual Return:
1 Year	9.99%
5 Years
10 Years
Since Inception	3.85%
Inception Date	May 28, 2015
Class C
Average Annual Return:
1 Year	11.76%
5 Years
10 Years
Since Inception	3.77%
Inception Date	May 28, 2015
Class R6
Average Annual Return:
1 Year	13.89%
5 Years
10 Years
Since Inception	4.80%
Inception Date	May 28, 2015
Class R
Average Annual Return:
1 Year	13.43%
5 Years
10 Years
Since Inception	4.28%
Inception Date	May 28, 2015